Document Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment	false
CIK	0001697500
Registrant Name	SOLARIS OILFIELD INFRASTRUCTURE, INC.
Period End Date	Aug. 08, 2024